Investment Objectives and Goals - WP Large Cap Income Plus Fund	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective, Primary [Text Block]	Investment Objective. The investment objective of the Fund is total return.